Property and Equipment (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of property and equipment
Property and equipment, gross		$ 2,018,748	$ 1,665,063
Less: accumulated depreciation		(985,670)	(779,094)
Property and equipment, net	976,176	1,033,078	885,969
Buildings and building improvements [Member]
Schedule of property and equipment
Property and equipment, gross		651,716	402,226
Machinery and equipment [Member]
Schedule of property and equipment
Property and equipment, gross		538,648	521,888
Office equipment [Member]
Schedule of property and equipment
Property and equipment, gross		48,163	46,347
Leasehold improvements [Member]
Schedule of property and equipment
Property and equipment, gross		54,926	53,169
Motor vehicles [Member]
Schedule of property and equipment
Property and equipment, gross		659,544	641,433
Construction in progress [Member]
Schedule of property and equipment
Property and equipment, gross		$ 65,751